Templeton Growth Fund, Inc.
Statement of Investments (unaudited), November 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 90.7%
Belgium 2.3%
Anheuser-Busch InBev SA/NV ...... Beverages 3,682,011 $ 245,435,296
Brazil 1.6%
Wheaton Precious Metals Corp. ..... Metals & Mining 4,433,466 171,125,814
China 3.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,315,403 174,622,355
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 6,497,290 65,745,727
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 2,920,917 164,681,300
405,049,382
Denmark 1.1%
AP Moller - Maersk A/S, B .......... Marine 56,553 115,279,950
France 4.0%
Danone SA ..................... Food Products 582,012 37,528,107
Pernod Ricard SA ................ Beverages 535,192 102,258,441
Sanofi ......................... Pharmaceuticals 2,802,913 282,506,668
422,293,216
Germany 6.0%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 223,184 71,221,784
Bayer AG ...................... Pharmaceuticals 2,328,937 134,167,519
E.ON SE ....................... Multi-Utilities 18,953,244 205,066,064
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,372,618 83,701,232
Siemens AG .................... Industrial Conglomerates 956,978 127,721,514
a
Siemens Energy AG .............. Electrical Equipment 358,658 10,651,954
632,530,067
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 16,908,631 185,564,280
Japan 15.9%
East Japan Railway Co. ........... Road & Rail 494,100 30,560,590
Honda Motor Co. Ltd. ............. Automobiles 4,620,720 128,563,546
Isuzu Motors Ltd. ................ Automobiles 4,744,800 46,123,199
a
Japan Airlines Co. Ltd. ............ Airlines 4,532,030 85,449,834
Keisei Electric Railway Co. Ltd. ...... Road & Rail 842,700 28,191,927
Kirin Holdings Co. Ltd. ............ Beverages 7,246,425 157,346,516
Komatsu Ltd. ................... Machinery 6,716,900 163,818,768
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 2,913,200 165,893,545
Makita Corp. .................... Machinery 2,177,300 112,399,077
Mitsubishi Electric Corp. ........... Electrical Equipment 8,417,000 123,325,329
Nexon Co. Ltd. .................. Entertainment 2,570,592 77,532,268
Panasonic Corp. ................. Household Durables 10,992,434 116,586,320
Sony Corp. ..................... Household Durables 1,783,760 166,228,486
Sumitomo Mitsui Financial Group, Inc. . Banks 3,244,867 93,302,722
Suntory Beverage & Food Ltd. ...... Beverages 2,761,300 100,842,453
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 2,214,648 79,225,856
1,675,390,436
Luxembourg 2.2%
a
ArcelorMittal SA ................. Metals & Mining 6,514,425 118,445,186
SES SA, FDR ................... Media 13,113,272 118,582,911
237,028,097

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 1.1%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 14,955,404 $ 113,479,887
Netherlands 1.9%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 847,158 134,206,770
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 3,903,971 62,690,287
196,897,057
South Korea 4.6%
KB Financial Group, Inc. ........... Banks 2,388,861 98,560,386
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 6,344,991 381,723,639
480,284,025
Switzerland 2.9%
Roche Holding AG ............... Pharmaceuticals 939,607 308,594,185
Thailand 0.9%
Bangkok Bank PCL ............... Banks 23,301,024 95,761,018
United Kingdom 6.1%
BAE Systems plc ................ Aerospace & Defense 15,180,516 101,266,211
BP plc ......................... Oil, Gas & Consumable Fuels 28,882,121 93,761,294
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 5,189,836 118,905,865
Compass Group plc .............. Hotels, Restaurants & Leisure 7,528,137 132,442,741
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,466,916 90,489,675
a
International Consolidated Airlines
Group SA ..................... Airlines 31,945,407 64,448,277
a
Whitbread plc ................... Hotels, Restaurants & Leisure 1,084,930 43,483,990
644,798,053
United States 34.5%
American Express Co. ............ Consumer Finance 989,767 117,376,469
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 92,342 187,311,130
BorgWarner, Inc. ................. Auto Components 1,919,420 74,569,467
Comcast Corp., A ................ Media 4,583,876 230,293,930
a
Dollar Tree, Inc. ................. Multiline Retail 2,103,658 229,803,600
DuPont de Nemours, Inc. .......... Chemicals 2,079,157 131,901,720
a
EPAM Systems, Inc. .............. IT Services 527,889 170,154,461
Freeport-McMoRan, Inc. ........... Metals & Mining 5,582,401 130,572,359
Gilead Sciences, Inc. ............. Biotechnology 47,049 2,854,463
Honeywell International, Inc. ........ Industrial Conglomerates 505,781 103,138,861
Kellogg Co. ..................... Food Products 2,012,822 128,639,454
Kroger Co. (The) ................. Food & Staples Retailing 4,383,328 144,649,824
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 498,009 99,522,119
Lear Corp. ..................... Auto Components 511,157 73,069,893
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 2,730,873 106,176,342
Medtronic plc ................... Health Care Equipment & Supplies 1,093,735 124,357,669
Ross Stores, Inc. ................ Specialty Retail 1,397,511 150,260,383
Southern Co. (The) ............... Electric Utilities 1,561,587 93,460,982
Southwest Airlines Co. ............ Airlines 1,500,674 69,541,233
Stanley Black & Decker, Inc. ........ Machinery 343,580 63,325,230
Starbucks Corp. ................. Hotels, Restaurants & Leisure 869,350 85,213,687
Sysco Corp. .................... Food & Staples Retailing 2,986,122 212,880,637
TJX Cos., Inc. (The) .............. Specialty Retail 2,327,955 147,848,422
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 521,871 69,377,531
United Parcel Service, Inc., B ....... Air Freight & Logistics 646,323 110,566,476
Verizon Communications, Inc. ....... Diversified Telecommunication Services 4,193,122 253,306,500
Walt Disney Co. (The) ............. Entertainment 1,449,197 214,495,648

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 6 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 770,872 $ 114,952,433
3,639,620,923
Total Common Stocks (Cost $7,738,805,102) ....................................
9,569,131,686
a a a a a
Escrows and Litigation Trusts 0.0%
b
Hemisphere Properties India Ltd.,
Escrow Account ................ Equity Real Estate Investment Trusts (REITs) 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,738,805,102) .............................
9,569,131,686
Short Term Investments 3.4%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.4%
Canada 1.9%
National Bank of Canada, 0.05%,
12/01/20 ..................... 87,000,000 87,000,000
Royal Bank of Canada, 0.06%, 12/01/20 120,000,000 120,000,000
France 1.5%
BNP Paribas SA, 0.08%, 12/01/20 .... 155,000,000 155,000,000
Total Time Deposits (Cost $362,000,000) .......................................
362,000,000
a a a a a
Total Short Term Investments (Cost $362,000,000 ) ...............................
362,000,000
a a a
a
Total Investments (Cost $8,100,805,102) 94.1% ..................................
$9,931,131,686
Other Assets, less Liabilities 5.9% .............................................
614,294,998
Net Assets 100.0% ...........................................................
$10,545,426,684
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 245,435,296 $ — $ 245,435,296
Brazil ............................... 171,125,814 — — 171,125,814
China ............................... 164,681,300 240,368,082 — 405,049,382
Denmark ............................ — 115,279,950 — 115,279,950
France .............................. — 422,293,216 — 422,293,216
Germany ............................ 10,651,954 621,878,113 — 632,530,067
Hong Kong ........................... — 185,564,280 — 185,564,280
Japan ............................... — 1,675,390,436 — 1,675,390,436
Luxembourg .......................... — 237,028,097 — 237,028,097
Macau .............................. — 113,479,887 — 113,479,887
Netherlands .......................... 134,206,770 62,690,287 — 196,897,057
South Korea .......................... — 480,284,025 — 480,284,025
Switzerland ........................... — 308,594,185 — 308,594,185
Thailand ............................. — 95,761,018 — 95,761,018
United Kingdom ....................... — 644,798,053 — 644,798,053
United States ......................... 3,639,620,923 — — 3,639,620,923
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 362,000,000 — 362,000,000
Total Investments in Securities ........... $4,120,286,761 $5,810,844,925 $— $9,931,131,686
a
Includes securities determined to have no value at November 30, 2020.
Selected Portfolio
FDR Foreign Depositary Receipt
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.